OTHER FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 12: OTHER FINANCIAL INFORMATION
The Company's 8.125% Senior Notes issued on January 28, 2011 are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8.125% First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., which are designated as unrestricted subsidiaries or those not required by the indenture (see Note 5). The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
These condensed consolidating statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2013
Revenue	$—	$62,104	$63,468	$—	$125,572
Time charter, voyage and logistics business expenses	—	(41,565)	(24,067)	—	(65,632)
Direct vessel expenses	—	(9,634)	(16,810)	—	(26,444)
General and administrative expenses	(1,420)	(4,912)	(3,541)	—	(9,873)
Depreciation and amortization	(701)	(17,752)	(5,780)	—	(24,233)
Interest income/expense and finance cost, net	(19,103)	(1,612)	(6,657)	—	(27,372)
Loss on derivatives	—	(87)	—	—	(87)
Gain on sale of assets	—	—	18	—	18
Other (expense)/income, net	(6)	11,928	(2,057)	—	9,865
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(1,530)	4,574	—	(18,186)
Income from subsidiaries	3,504	2,823	—	(6,327)	—
Equity in net earnings of affiliated companies	1,845	1,442	840	—	4,127
(Loss)/income before taxes	(15,881)	2,735	5,414	(6,327)	(14,059)
Income taxes	—	(71)	(57)	—	(128)
Net (loss)/income	(15,881)	2,664	5,357	(6,327)	(14,187)
Less: Net income attributable to the noncontrolling interest	—	—	(1,694)	—	(1,694)
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$2,664	$3,663	$(6,327)	$(15,881)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(1,035)	$(1,035)	$—	$1,035	$(1,035)
Total other comprehensive loss	$(1,035)	$(1,035)	$—	$1,035	$(1,035)

Total comprehensive (loss)/income	$(16,916)	$1,629	$5,357	$(5,292)	$(15,222)
Comprehensive income attributable to noncontrolling interest	—	—	(1,694)	—	(1,694)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(16,916)	$1,629	$3,663	$(5,292)	$(16,916)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2012
Revenue	$—	$96,474	$75,605	$—	$172,079
Time charter, voyage and logistics business expenses	—	(39,933)	(33,282)	—	(73,215)
Direct vessel expenses	—	(13,546)	(19,496)	—	(33,042)
General and administrative expenses	(3,378)	(5,828)	(3,267)	—	(12,473)
Depreciation and amortization	(701)	(18,521)	(6,650)	—	(25,872)
Interest income/expense and finance cost, net	(16,463)	(3,211)	(5,632)	—	(25,306)
Loss on derivatives	—	(76)	—	—	(76)
Gain on sale of assets	—	323	—	—	323
Other income/(expense), net	18	(166)	(2,706)	—	(2,854)
(Loss)/income before equity in net earnings of affiliated companies	(20,524)	15,516	4,572	—	(436)
Income from subsidiaries	22,873	2,307	—	(25,180)	—
Equity in net earnings of affiliated companies	2,936	4,788	334	—	8,058
Income before taxes	5,285	22,611	4,906	(25,180)	7,622
Income taxes	—	(72)	(1,377)	—	(1,449)
Net income	5,285	22,539	3,529	(25,180)	6,173
Less: Net income attributable to the noncontrolling interest	—	—	(888)	—	(888)
Net income attributable to Navios Holdings common stockholders	$5,285	$22,539	$2,641	$(25,180)	$5,285

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(333)	$(333)	$—	$333	$(333)
Total other comprehensive loss	$(333)	$(333)	$—	$333	$(333)

Total comprehensive income	$4,952	$22,206	$3,529	$(24,847)	$5,840
Comprehensive income attributable to noncontrolling interest	—	—	(888)		(888)
Total comprehensive income attributable to Navios Holdings common stockholders	$4,952	$22,206	$2,641	$(24,847)	$4,952

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2013
Revenue	$—	$122,711	$136,698	$—	$259,409
Time charter, voyage and logistics business expenses	—	(76,104)	(59,536)	—	(135,640)
Direct vessel expenses	—	(19,105)	(35,034)	—	(54,139)
General and administrative expenses	(2,890)	(9,334)	(6,611)	—	(18,835)
Depreciation and amortization	(1,394)	(35,289)	(11,873)	—	(48,556)
Interest income/(expense) and finance cost, net	(37,403)	(3,289)	(12,038)	—	(52,730)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	31	11,570	(4,867)	—	6,734
(Loss)/income before equity in net earnings of affiliated companies	(41,656)	(9,100)	6,757	—	(43,999)
Income from subsidiaries	3,235	6,611	—	(9,846)	—
Equity in net earnings of affiliated companies	12,385	4,251	1,614	—	18,250
Income before taxes	(26,036)	1,762	8,371	(9,846)	(25,749)
Income tax (expense)/benefit	—	(141)	3,713	—	3,572
Net (loss)/income	(26,036)	1,621	12,084	(9,846)	(22,177)
Less: Net income attributable to the noncontrolling interest	—	—	(3,859)	—	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	$(26,036)	$1,621	$8,225	$(9,846)	$(26,036)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(800)	$(800)	$—	$800	$(800)
Total other comprehensive loss	$(800)	$(800)	$—	$800	$(800)

Total comprehensive (loss)/income	$(26,836)	$821	$12,084	$(9,046)	$(22,977)
Comprehensive income attributable to noncontrolling interest	—	—	(3,859)	—	(3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(26,836)	$821	$8,225	$(9,046)	$(26,836)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2012
Revenue	$—	$195,556	$128,537	$—	$324,093
Time charter, voyage and logistics business expenses	—	(80,097)	(54,835)	—	(134,932)
Direct vessel expenses	—	(23,254)	(35,796)	—	(59,050)
General and administrative expenses	(7,151)	(10,929)	(6,946)	—	(25,026)
Depreciation and amortization	(1,401)	(36,216)	(14,089)	—	(51,706)
Interest income/(expense) and finance cost, net	(32,730)	(7,068)	(10,748)	—	(50,546)
Loss on derivatives	—	(202)	—	—	(202)
Gain on sale of assets	—	323	—	—	323
Other expense, net	(216)	(557)	(3,448)	—	(4,221)
(Loss)/income before equity in net earnings of affiliated companies	(41,498)	37,556	2,675	—	(1,267)
Income from subsidiaries	47,947	2,194	—	(50,141)	—
Equity in net earnings of affiliated companies	8,295	7,666	672	—	16,633
Income before taxes	14,744	47,416	3,347	(50,141)	15,366
Income taxes	—	(141)	(454)	—	(595)
Net income	14,744	47,275	2,893	(50,141)	14,771
Less: Net income attributable to the noncontrolling interest	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$14,744	$47,275	$2,866	$(50,141)	$14,744

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(422)	$(422)	$—	$422	$(422)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	$(6,580)	$(422)	$—	$422	$(6,580)

Total comprehensive income	$8,164	$46,853	$2,893	$(49,719)	$8,191
Comprehensive income attributable to noncontrolling interest	—	—	(27)	—	(27)
Total comprehensive income attributable to Navios Holdings common stockholders	$8,164	$46,853	$2,866	$(49,719)	$8,164

Balance Sheet as of June 30, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$52,530	$94,023	$124,544	$—	$271,097
Restricted cash	5,139	872	—	—	6,011
Accounts receivable, net	—	51,471	31,431	—	82,902
Intercompany receivables	—	—	71,305	(71,305)	—
Due from affiliate companies	3,000	15,589	—	—	18,589
Prepaid expenses and other current assets, including inventories	1,044	61,177	28,101	—	90,322
Total current assets	61,713	223,132	255,381	(71,305)	468,921
Vessels, port terminals and other fixed assets, net	—	1,359,566	362,413	—	1,721,979
Investments in subsidiaries	1,629,934	282,653	—	(1,912,587)	—
Investment in available for sale securities	—	17,474	—	—	17,474
Investment in affiliates	291,629	621	10,853	—	303,103
Long-term receivable from affiliate companies	—	35,290	—	—	35,290
Other long term assets	14,728	23,207	27,218	—	65,153
Goodwill and other intangibles	93,789	104,257	163,725	—	361,771
Total non-current assets	2,030,080	1,823,068	564,209	(1,912,587)	2,504,770
Total assets	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$46,236	$37,707	$—	$83,943
Accrued expenses	18,022	36,085	19,323	—	73,430
Deferred income and cash received in advance	—	5,734	2,556	—	8,290
Intercompany payables	30,673	35,045	5,587	(71,305)	—
Current portion of capital lease obligations	—	—	1,376	—	1,376
Current portion of long term debt	2,706	11,480	69	—	14,255
Total current liabilities	51,401	134,580	66,618	(71,305)	181,294
Long term debt, net of current portion	872,409	238,315	293,749	—	1,404,473
Capital lease obligations, net of current portion	—	—	23,074	—	23,074
Unfavorable lease terms	—	29,540	—	—	29,540
Other long term liabilities and deferred income	—	21,673	10,445	—	32,118
Deferred tax liability	—	—	14,687	—	14,687
Total non-current liabilities	872,409	289,528	341,955	—	1,503,892
Total liabilities	923,810	424,108	408,573	(71,305)	1,685,186
Noncontrolling interest	—	—	120,522	—	120,522
Total Navios Holdings stockholders' equity	1,167,983	1,622,092	290,495	(1,912,587)	1,167,983
Total liabilities and stockholders' equity	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets, including inventories	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminals and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long-term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2013	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(4,453)	$38,605	$7,199	$—	$41,351

Cash flows from investing activities
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
Acquisition of investments in affiliates	(110,001)	—	(1,494)	—	(111,495)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Decrease in long-term receivable from affiliate companies	—	4,453	—	—	4,453
Purchase of property and equipment	—	(435)	(15,692)	—	(16,127)
Net cash used in investing activities	(75,001)	4,018	(19,278)	—	(90,261)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	(63,485)	1,494	—	—
Issuance of common stock	279	—	—	—	279
Proceeds from issuance of senior notes including premium, net of debt issuance costs	—	—	90,284	—	90,284
Repayment of long-term debt	(5,433)	(27,593)	(32)	—	(33,058)
Dividends paid	(13,205)	—	—	—	(13,205)
Decrease in restricted cash	9,139	9,362	—	—	18,501
Payments of obligations under capital leases	—	—	(662)	—	(662)
Net cash provided by/(used in) financing activities	52,771	(81,716)	91,084	—	62,139
Net (decrease)/increase in cash and cash equivalents	(26,683)	(39,093)	79,005	—	13,229
Cash and cash equivalents, at beginning of period	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, at end of period	$52,530	$94,023	$124,544	$—	$271,097

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2012	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$25,569	$(3,894)	$15,968	$—	$37,643

Cash flows from investing activities
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Acquisition of investments in affiliates	—	—	(1,472)	—	(1,472)
Loan repayment from affiliate company	5,000	—	—	—	5,000
Increase in long-term receivable from affiliate companies	—	(1,906)	—	—	(1,906)
Proceeds from sale of assets	—	59,500	—	—	59,500
Purchase of property and equipment	—	(1,189)	(7,346)	—	(8,535)
Net cash provided by/(used in) investing activities	5,000	18,048	(8,818)	—	14,230

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	31,278	(59,500)	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from long-term loan, net of deferred finance fees	—	50,759	—	—	50,759
Repayment of long-term debt	(20,656)	(40,541)	(31,035)	—	(92,232)
Dividends paid	(13,141)	—	—	—	(13,141)
(Increase)/decrease in restricted cash	(4,801)	6,299	—	—	1,498
Payments of obligations under capital leases	—	—	(851)	—	(851)
Net cash used in financing activities	(7,227)	(42,983)	(3,664)	—	(53,874)
Net increase/(decrease) in cash and cash equivalents	23,342	(28,829)	3,486	—	(2,001)
Cash and cash equivalents, at beginning of period	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, at end of period	$97,502	$27,577	$44,016	$—	$169,095

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